EQUITY - Voting Rights, Dividend Rights, Conversion of Company Class C Common Stock, Preferred Stock (Q1) (Details)		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021 votingRight shares	Dec. 31, 2020 votingRight shares	Dec. 31, 2019 shares
Equity [Abstract]
Voting rights per each share | votingRight		1	1
Class of Stock [Line Items]
Common stock outstanding (in shares)			0
Equity conversion ratio	1		1
Preferred stock outstanding (in shares)		0	0	0
Class C common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		0	0	0
Equity conversion ratio		1	1